Unaudited Interim Condensed Consolidated Statements of Financial Position	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)
Non-current assets
Property, plant and equipment	RM 3,751,455	$ 839,627	RM 4,295,691
Total non-current assets	3,751,455	839,627	4,295,691
Current assets
Inventories	10,030,368	2,244,935	9,787,975
Trade and other receivables, net	12,246,015	2,740,827	15,424,728
Tax recoverable	420,927	94,209	380,373
Cash and bank balances	29,799,637	6,669,570	3,823,689
Total current assets	52,496,947	11,749,541	29,416,765
Total assets	56,248,402	12,589,168	33,712,456
Equity attributable to owners of the Company
Share capital	575	129	482
Capital reserve	12,392,392	2,773,588	12,392,392
Share premium	27,662,918	6,191,342
Foreign currency translation reserve	(484)	(108)	(3,905)
Retained earnings	3,480,708	779,030	4,795,312
Total equity	43,536,109	9,743,981	17,184,281
Non-current liabilities
Trade and other payables	895,100	200,336	1,651,825
Lease liabilities	473,576	105,993	1,104,051
Total non-current liabilities	1,368,676	306,329	2,755,876
Current liabilities
Trade and other payables	9,862,531	2,207,370	12,158,156
Lease liabilities	1,226,671	274,546	1,228,069
Deferred tax liabilities	254,415	56,942	386,074
Total current liabilities	11,343,617	2,538,858	13,772,299
Total liabilities	12,712,293	2,845,187	16,528,175
Total equity and liabilities	RM 56,248,402	$ 12,589,168	RM 33,712,456